Compensation Expense - Liability and Equity Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Amounts payable and accrued liabilities	$ 12,137	$ 7,120
Incentive plan liability	21,431	11,688
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Amounts payable and accrued liabilities	12,137	7,120
Equity - contributed surplus	13,332	8,755
Total liability	25,469	15,875
Incentive plan liability	73	631	$ 20
AIP | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Incentive plan liability	12,064	6,489	2,722
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Amounts payable and accrued liabilities	21,431	11,688
Equity - contributed surplus	7,914	9,557
Total liability	29,345	21,245
Incentive plan liability	$ 21,431	$ 11,688	$ 16,332